UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	November 30, 2009

Date of reporting period:	February 28, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund

Portfolio of Investments February 28, 2009 (unaudited)

NUMBER OF
SHARES			VALUE
	COMMON STOCKS (98.5%)
	Diversified (4.8%)
45,905	Forest City Enterprises, Inc. (Class A)		$229,984
21,660	Vornado Realty Trust - REIT		708,932
			938,916
	Health Care (13.0%)
63,692	Assisted living Concepts, Inc. (a)		188,528
7,230	Care Investment Trust Inc. - REIT		38,319
3,240	Extendedicare Real Estate Investment (Canada) - REIT		11,460
30,486	HCP INC. - REIT		556,979
26,615	Healthcare Realty Trust, Inc. - REIT		385,651
76,360	Senior Housing Properties Trust -REIT		963,663
18,590	Ventas, Inc. - REIT		400,986
			2,545,586
	Industrial (1.2%)
18,797	AMB Property Corp. - REIT (a)		223,872

	Industrial/Office (3.9%)
26,633	Liberty Property Trust - REIT		486,585
8,043	PS Business Parks, Inc. (Class A) - REIT		276,679
			763,264
	Lodging/Resorts (8.8%)
186,129	Host Hotels & Resorts Inc. - REIT		688,677
50,924	Morgans Hotel Group Co. (a) -REIT		117,635
71,296	Starwood Hotels & Resorts Worldwide, Inc.		826,321
104,779	Strategic Hotels & Resorts, Inc. - REIT (a)		85,919
			1,718,552
	Office (16.0%)
33,482	Boston Properties, Inc. - REIT		1,241,847
161,698	Brookfield Properties Corp. (Canada)		800,405
14,041	Douglas Emmett, Inc. - REIT		105,588
130	Kilroy Realty Corp. - REIT		2,419
49,025	Mack-Cali Realty Corp.- REIT		837,347
6,587	Sovran Self Storage, Inc.		139,513
			3,127,119
	Residential Apartments (20.9%)
43,722	AvalonBay Communities, Inc. - REIT		1,854,687
16,869	Duke Realty Corp.		116,396
19,926	Camden Property Trust - REIT		374,411
76,473	Equity Residential - REIT		1,345,925
39,720	Post Properties, Inc. - REIT		382,901
			4,074,320
	Residential Manufactured Homes (2.4%)
14,161	Equity Lifestyle Properties, Inc. - REIT		471,986

	Retail Regional Malls (8.7%)
46,544	Simon Property Group, Inc. - REIT		1,540,607
10,576	Taubman Centers, Inc. - REIT		165,514
			1,706,121
	Retail Strip Centers (9.8%)
25,377	Acadia Realty Trust - REIT		254,785
16,964	Federal Realty Investment Trust - REIT		697,729
15,080	Ramco-Gershenson Properties Trust - REIT		77,813
32,748	Regency Centers Corp. - REIT		883,541
			1,913,868
	Self Storage (5.0%)
17,644	Public Storage, Inc. - REIT		978,889

	Specialty (4.0%)
30,190	Plum Creek Timber Co., Inc. - REIT		791,884

	TOTAL INVESTMENTS (Cost $31,975,743) (b)	98.5%	19,254,377
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	286,280
	NET ASSETS	100.0%	$19,540,657

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Real Estate Fund

Notes to the Portfolio of Investments

FAS 157

2/28/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at February 28, 2009 Using
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$19,254,377	$19,254,377	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009